Unaudited Condensed Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	£ 10,877	£ 11,300	£ 12,035
Property, plant and equipment	4,757	4,926	4,834
Biological assets	63	51	42
Investments in associates and joint ventures	3,578	3,557	3,202
Other investments	36	41	51
Other receivables	41	46	48
Other financial assets	410	686	338
Deferred tax assets	114	119	71
Post employment benefit assets	1,083	1,111	955
Non-current assets, Total	20,959	21,837	21,576
Current assets
Inventories	5,750	5,772	5,459
Trade and other receivables	3,075	2,111	3,587
Assets held for sale	0	0	51
Corporate tax receivables	173	190	68
Other financial assets	84	75	42
Cash and cash equivalents	2,763	3,323	950
Current assets, Total	11,845	11,471	10,157
Total assets	32,804	33,308	31,733
Current liabilities
Borrowings and bank overdrafts	(1,214)	(1,995)	(3,381)
Other financial liabilities	(332)	(389)	(474)
Share buyback liability	0	0	(71)
Trade and other payables	(4,624)	(3,683)	(4,474)
Liabilities held for sale	0	0	(27)
Corporate tax payables	(364)	(246)	(336)
Provisions	(176)	(183)	(90)
Current liabilities	(6,710)	(6,496)	(8,853)
Non-current liabilities
Borrowings	(14,063)	(14,790)	(10,091)
Other financial liabilities	(376)	(393)	(405)
Other payables	(267)	(175)	(185)
Provisions	(295)	(293)	(320)
Deferred tax liabilities	(1,900)	(1,972)	(1,896)
Post employment benefit liabilities	(815)	(749)	(753)
Non-current liabilities	(17,716)	(18,372)	(13,650)
Total liabilities	(24,426)	(24,868)	(22,503)
Net assets	8,378	8,440	9,230
Equity
Share capital	742	742	743
Share premium	1,351	1,351	1,351
Other reserves	1,835	2,272	1,930
Retained earnings	2,890	2,407	3,499
Equity attributable to equity shareholders of the parent company	6,818	6,772	7,523
Non-controlling interests	1,560	1,668	1,707
Total equity	£ 8,378	£ 8,440	£ 9,230